Inventory - Biological assets (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Plant	Dec. 31, 2021 USD ($) Plant item	Dec. 31, 2021 Plant item	Dec. 31, 2021 item Plant	Dec. 31, 2020 item
Disclosure of reconciliation of changes in biological assets [line items]
Balance, beginning of the period	$ 0
Gain on change in fair value of biological assets	$ 1,216,129	$ (713,135)
Balance, end of the period		$ 0
Number of plants | Plant	32,337	49,269	49,269	49,269
Expected yield	1,068		492.69	492.69
Number of seeds | item		156,073	156,073	156,073	0
Fair value
Disclosure of reconciliation of changes in biological assets [line items]
Balance, beginning of the period	$ 0	$ 0
Requisition of raw materials from inventory	0	202,900
Capitalized costs	0	490,672
Acquisitions	200,457
Gain on change in fair value of biological assets	580,411	(693,572)
Movement in exchange rate	28,312
Balance, end of the period	$ 809,180	$ 0